UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_(650) 312-2000

Date of fiscal year end:_2/28

Date of reporting period: _08/31/13

Item 1. Reports to Stockholders.

AUGUST 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Municipal Bond Market Overview

During the six-month period ended August 31, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -5.60% total return for the six-month period.1 In comparison, the Barclays U.S. Treasury Index had a -2.41% six-month return.1

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and allowed that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of reduced tapering. Municipal bond mutual funds experienced persistent, large outflows, particularly in the past three months, that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bond yields. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months — municipal bonds underperformed Treasury bonds and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced nearly double the loss of the Barclays Municipal Bond Index. The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Thus far, 2013 is on pace to be the third consecutive year in which more municipal bonds are redeemed than newly issued. Despite the contraction to the overall size of the municipal bond market, investors continued to drive yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class during the reporting period. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy in U.S. history. Independent credit rating

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

agencies Standard & Poor’s and Fitch Ratings lowered Puerto Rico general obligation debt to one step above non-investment grade (junk status). The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclay’s Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and underperformed the index. For our portfolios, exposure to Illinois and Puerto Rico debt was a source of drag on performance over the past six months. The magnitude of a portfolio’s underperformance was related to the portfolio’s exposure to affected issues.

As of August 31, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality corporate bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we generally sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Alabama Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Alabama Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Alabama Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.91 on February 28, 2013, to $10.85 on August 31, 2013. The

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 85.

Semiannual Report | 7

Fund’s Class A shares paid dividends totaling 20.48 cents per share for the same period.2 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.69% based on an annualization of the 3.48 cent per share August dividend and the maximum offering price of $11.33 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Alabama personal income tax bracket of 46.42% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

Alabama’s economy lagged the nation’s during the recent recovery, but improved during the period, as measured by a combination of total jobs, unemployment, total wages and hours worked in manufacturing. Manufacturing made gains in recent years, largely owing to the state’s low taxes, top-grade trade schools, right-to-work legislation that curbs labor unions, and other incentives for domestic and foreign companies. The pending sale of German conglomerate ThyssenKrupp’s steel plant, another significant source of jobs, is expected by state officials to result in retaining jobs, and Airbus plans to build a plant in

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

Mobile that could create 1,000 jobs over the next few years. General Electric, Raytheon, Mercedes-Benz and Indorama Ventures also have new plants opening or plant expansions in the works. Improved economic conditions that supported job growth caused the state’s unemployment rate to decline from 7.2% to 6.3% by period-end, which was lower than the 7.3% national rate.3 In the real estate market, property sales and median prices increased year-over-year and available inventory rose during the period. The state’s home foreclosure rate remained well below the national average.

Alabama has two major operating funds, the Education Trust Fund, the main source of dollars for public schools and colleges, and the General Fund that is a major provider of funding for Medicaid, prisons and other noneducation government programs. The state’s fiscal year 2013 budget included lowered spending through modest decreases in public education and corrections while allowing a small increase in Medicaid funding. State officials estimated Alabama would end fiscal year 2013 on September 30 with an Education Trust Fund surplus that could be used to help repay past borrowing from reserves. In May, state lawmakers gave Governor Bentley a proposed fiscal year 2014 General Fund budget that largely reflected the prior year’s spending with the exception of a modest increase in judicial system funding.

The state’s net-tax supported debt was 2.5% of personal income and $867 per capita, compared with the national medians of 2.8% and $1,074.4 Independent credit rating agency Standard & Poor’s (S&P) maintained its AA rating and stable outlook for the state’s general obligation debt.5 The rating and outlook reflected S&P’s assessment of the state’s large and diversified economy, required spending reductions to address any revenue shortfalls, dedicated revenue for capital projects and debt service, and low debt levels. However, S&P believed declining reserves, planned use of one-time revenues, and a restrictive tax structure and below average pension funding could be detrimental to the state’s finances.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 9

of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Alabama Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Alabama personal income tax rate of 46.42%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

Franklin Alabama Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.70% and C: 1.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 15

Franklin Florida Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Florida Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes and any Florida personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Florida Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.96 on February 28, 2013, to $10.69 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 20.21 cents per share for the same period.2 The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 90.

16 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

was 3.94% based on an annualization of the 3.66 cent per share August dividend and the maximum offering price of $11.16 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.96% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

Fueled by private sector job growth and increasing tourism revenues, Florida’s employment growth rate outpaced the national average for the first time in five years. New private sector jobs far outpaced small cuts in public sector employment in Florida during the six months under review, and the unemployment rate fell from 7.8% in February to 7.0% in August, compared to the national average of 7.3% at period-end.3 Underscoring this momentum in job growth, between January 2012 and May 2013 the state’s unemployment rate declined three times faster than the national average, albeit from a higher average. In July, Florida’s unemployment rate fell to its lowest level since September 2008. Increased participation in the labor force during the period also provided positive news.

As of June, fiscal year 2013 revenues were projected to notably exceed 2012 revenues, with increases also expected for the next two years. Following the state’s revenue increase, higher tourism level and lower unemployment rate, Florida did not have a budget gap at the end of a fiscal year for the first time in five years. Tourism in the Sunshine State, particularly strong in Orlando

3. Source: Bureau of Labor Statistics.

Semiannual Report | 17

and Miami, was aided by the lower value of the U.S. dollar, which attracted more international visitors.

The housing sector continued to recover from the housing market bubble and accompanying recession as building permits, home prices and existing home sales rose. Housing inventory fell to a historical low, and fewer residential mortgages were underwater compared to two years ago. Although housing permit levels remained below the 2005 peak level, a slowing rate of foreclosures, combined with more affordable housing and foreign investment in real estate, indicated growing strength in real estate. Going forward, tax revenues from real estate remain subject to volatility, which can challenge budget planning and capital projections.

Florida’s net tax-supported debt was 2.8% of personal income and $1,087 per capita, compared with the national medians of 2.8% and $1,074.4 Independent credit rating agency Moody’s Investors Service assigned Florida’s general obligation debt a rating of Aa1 with a stable outlook, which reflected Moody’s view of the state’s large and diverse economic base, attractiveness to retirees and tourists, healthy reserve levels and conservative budget practices.5

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate Moody’s rating of the Fund.

18 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Florida Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 19

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

20 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 21

Your Fund’s Expenses

Franklin Florida Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; and C: 1.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 23

Franklin Georgia Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Georgia Tax-Free Income Fund

seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Georgia Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.80 on February 28, 2013, to $11.56 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 22.07 cents per share for the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 98.

24 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

same period.2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.75% based on an annualization of the 3.77 cent per share August dividend and the maximum offering price of $12.07 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Georgia personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.08% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

Georgia’s diverse economy continued to recover during the six months under review. Despite declining home sales, the construction sector grew resulting from higher home prices and a foreclosure rate that, although still high, declined dramatically during the period. The rebounding housing market and job growth in a majority of sectors have supported consumer spending such as new and used auto purchases and related loans. Significant losses in manufacturing over the past decade have been offset by the addition of foreign auto makers and related suppliers. The state’s economy has also been boosted by expansions and new plants for other manufacturers such as Gulfstream Aerospace, which plans to add 1,000 jobs to its Savannah plant,

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Semiannual Report | 25

and Shaw Industries, which intends to open a new modular carpet tile plant in Bartow County that could create 500 jobs. From a three-year low of 8.6% at the beginning of the period, the state’s unemployment rate further declined to 8.3% in May before rising to 8.7% by period-end, which was higher than the 7.3% national average.3

Lawmakers wrote the state’s fiscal year 2013 budget based on projected moderate revenue growth. Most additional funding was appropriated for student enrollment growth, filling Medicaid shortfalls and the state health benefit plan, and making required retirement plan payments. Lawmakers included spending reductions by most agencies as well as consolidation of some agencies to keep the budget balanced. Georgia’s senate approved a midyear budget revision that accounted for underperforming tax collections. Accordingly, the state reduced spending for most agencies, but lawmakers increased education spending and transferred federal funds to the state’s Medicaid program. These steps, coupled with increased state tax collections, resulted in a budget surplus by the end of fiscal year 2013 on June 30. In May 2013, the governor signed the fiscal year 2014 budget that, based on higher expected state revenues, increased spending on education, state pensions and debt service, while reducing state agency budgets in line with the fiscal year 2013 midyear budget revision.

Georgia’s net tax-supported debt was 3.0% of personal income and $1,061 per capita, compared with the national medians of 2.8% and $1,074.4 Independent credit rating agency Standard & Poor’s (S&P) assigned Georgia’s general obligation debt its highest rating of AAA with a stable outlook.5 The rating and outlook reflected S&P’s view of the state’s recovering and well-diversified economy, a history of restoring fiscal balance by adjusting its budget, a depleted but gradually growing revenue shortfall reserve, and moderate debt subject to rapid amortization. Some of S&P’s concerns included a fragile housing recovery and economic risks.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

26 | Semiannual Report

of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 27

Performance Summary as of 8/31/13

Franklin Georgia Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

28 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Georgia personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 29

Your Fund’s Expenses

Franklin Georgia Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

30 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 31

Franklin Kentucky Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Kentucky Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Kentucky Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.86 on February 28, 2013, to $10.80 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 20.33 cents per share for the same period.2

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 104.

32 | Semiannual Report

The Performance Summary beginning on page 35 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.65%. An investor in the 2013 maximum combined effective federal and Kentucky personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund’s Class A tax-free distribution rate.

Commonwealth Update

During the six months under review, Kentucky’s unemployment level increased slightly from 8.3% to 8.4%, and independent credit rating agency Standard & Poor’s (S&P) characterized the state economy as experiencing a healthy recovery.3 Independent credit rating agency Moody’s Investors Service cited the commonwealth’s record of closely monitoring revenues and proactive responses to lowered revenue estimates as key positive attributes.

Encouragingly, tax revenues rose during the period. For fiscal year 2013, which ended on June 30, 2013, general tax receipts were higher than in 2012 and above the commonwealth’s forecast. Revenue growth occurred in each quarter of fiscal year 2013, and revenues rose for the third consecutive year, attesting to the momentum of the economic recovery. The state reported that tax revenues from income or economic activity contributed an increasing share of revenues. State revenues subsequently increased in July 2013 from a year earlier as notably higher corporate income tax collections and increases in individual income tax receipts, cigarette taxes and road revenues bolstered revenues. Conversely, sales tax and property tax receipt revenues were down slightly. Looking ahead, the state projected positive revenue growth for the first three fiscal quarters of 2014.

The revenue increase was accompanied by the commonwealth’s pension reform legislation, which included a number of measures intended to strengthen Kentucky’s underfunded pension obligations. Defined benefit plans will be replaced with defined contribution plans, which would shift responsibility for generating performance from Kentucky to plan participants. The bill also requires the general assembly to fully fund annual pension contribution levels beginning in 2015, and authorizes a revenue stream of almost $100 million to help accomplish this funding. Attesting to the state’s history of closely monitoring revenues, the legislation established a pension oversight board to improve transparency and governance. Although the pension legislation did not address the teacher’s retirement system, the legislation covered many elements of the state’s retirement system.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 33

Kentucky’s net tax-supported debt was 5.9% of personal income and $1,998 per capita, compared with the national medians of 2.8% and $1,074.4 Moody’s affirmed Kentucky’s Aa2 issuer rating, which reflected Moody’s assessment of the commonwealth’s recovering economic base, conservative revenue forecasting and moderate debt balance.5 However, Moody’s maintained a negative outlook based on the unfunded portion of the pension, effects of the recent economic downturn and reliance on nonrecurring budget balancing measures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate Moody’s rating of the Fund.

34 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Kentucky Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 35

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the 3.43 cent per share August dividend and the maximum offering price of $11.28 per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Kentucky personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

36 | Semiannual Report

Your Fund’s Expenses

Franklin Kentucky Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 37

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

38 | Semiannual Report

Franklin Louisiana Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Louisiana Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Louisiana Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.04 on February 28, 2013, to $10.94 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 20.38 cents per share for the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 109.

Semiannual Report | 39

same period.2 The Performance Summary beginning on page 43 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.65% based on an annualization of the 3.48 cent per share August dividend and the maximum offering price of $11.43 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Louisiana personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

State Update

During the six months under review, Louisiana’s economic performance was mixed. Thanks to aggressive economic development efforts in response to natural and ecological disasters during the past decade, the state has achieved high levels of capital investment, job creation and retention, and income growth since the onset of the Great Recession. This development has been particularly beneficial for the trade, transportation, and utilities sector, based on the dominance of energy and chemical industries and shipping, including for agriculture. Although declining oil prices have threatened the state’s economy

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

40 | Semiannual Report

and tax receipts, natural gas firms like South Africa-based Sasol, that planned to build a gas-to-liquids complex requiring billions in investment, could boost the state’s struggling manufacturing sector. Leisure and hospitality experienced sustained expansion over the past few years despite concerns stemming from the BP Horizon oil spill in 2010. The information sector declined during the period, but International Business Machines announced it would open a software center in Baton Rouge expected to create over 800 jobs that could offset losses. Another ongoing effect from the recession included government sector job cuts that were necessary to balance the state’s shrinking budget. The state’s unemployment rate began the period at 6.0% and increased to 7.0% by period-end, which was lower than the 7.3% national average.3

Louisiana initially balanced its fiscal year 2013 budget through a combination of departmental spending cuts, headcount reductions, and transferring revenue and other funds, but midyear cuts to health care were necessary to close a projected deficit caused by lower-than-expected revenues and higher-than-expected Medicaid costs. The fiscal year 2014 budget decreased spending from the prior year and closed a gap, including lower forecasted revenues, by privatizing public hospitals; eliminating government jobs through reform, restructuring and modernization; reducing higher education and health services funding; and using nonrecurring resources.

Louisiana’s net tax-supported debt was 3.7% of personal income and $1,411 per capita, compared with the national medians of 2.8% and $1,074.4 Independent credit rating agency Standard & Poor’s (S&P) assigned Louisiana’s general obligation debt an AA rating with a stable outlook.5 The rating and outlook reflected S&P’s view of the state’s improving population growth and economy, strong governmental framework that limits budgeted expenses to current revenues and reserves, healthy liquidity position and financial flexibility, including the ability to raise additional taxes and revenue, moderate debt and long-term general creditworthiness. According to S&P, these strengths were somewhat tempered by the state’s continued reliance on fluctuating energy sector revenue, recent general fund deficits and reduced operating reserves, and low funding ratios for pension and other post-employment benefits.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 41

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

42 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Louisiana Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 43

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Louisiana personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

44 | Semiannual Report

Your Fund’s Expenses

Franklin Louisiana Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 45

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

46 | Semiannual Report

Franklin Maryland Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Maryland Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Maryland personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Maryland Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.98 on February 28, 2013, to $10.80 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 19.05 cents per share for the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 116.

Semiannual Report | 47

same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.35% based on an annualization of the 3.15 cent per share August dividend and the maximum offering price of $11.28 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Maryland state and local personal income tax bracket of 48.81% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.54% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

State Update

Maryland’s broad-based economy has historically grown at a healthy pace. The state’s population growth rate has mirrored the national average over the past few years, while its per-capita personal income and wealth levels were above average. Additionally, the unemployment rate for the state’s highly educated work force has been historically lower than the national average, although

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

48 | Semiannual Report

during the past year the state’s job growth lagged the nation’s. Although Maryland’s unemployment rate increased from 6.6% to 7.0% during the period, it was lower than the 7.3% national average.3

The state has benefited from employment shifts and wage growth resulting from the 2005 federal military base closure and realignment process, as well as the National Security Agency’s continued expansion at Fort Meade. Gains were predominantly in high paying professional, business services and technology jobs that had a proportionally greater impact on income growth. However, the federal government’s significant presence in Maryland makes the state’s economy and budget susceptible to potential federal austerity measures, which led state officials to incorporate potential federal spending cuts into revenue forecasts for fiscal years 2013 and 2014. Federal jobs represent more than 5% of the state’s total employment, compared to just over 2% nationally, and represent almost 10% of all wages.4

Maryland’s general fund ended fiscal year 2013 with a slightly smaller surplus than anticipated, as tax withholding receipts increased less than expected but grew more than sales and use taxes. Other excess funds were carried over to the state’s fiscal year 2014 budget, and the state comptroller recommended saving the surplus because he believed the reduced revenues indicated an increasingly uncertain economy. State officials expected lower revenue growth in fiscal year 2014 resulting from capital gains taken by investors in tax year 2012 in anticipation of higher federal income tax rates in 2013. The fiscal year 2014 enacted budget increased spending on higher education and local education aid, state employee compensation and benefits, and capital spending. To help offset the additional costs, Maryland limited growth of Medicare reimbursements for hospitals, and realized savings from slower Medicaid enrollment, implementation of the Affordable Care Act and other operational savings. The state planned to evaluate assumptions for future budgetary impact from federal sequestration and make adjustments to its revenue forecast.

Maryland’s net tax-supported debt was 3.6% of personal income and $1,799 per capita, compared with the national medians of 2.8% and $1,074.5 Standard & Poor’s (S&P) affirmed its highest rating of AAA with a stable outlook for Maryland’s general obligation bonds.6 The rating and outlook reflected S&P’s view of the state’s steadily growing broad and diverse economy, high wealth

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “New Issue: Moody’s assigns Aaa to Maryland’s $475M GO bonds; outlook negative,” 7/11/13.

5. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

6. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 49

and income levels, proactive financial and debt management policies including long-term planning, and a moderate debt burden enhanced by a well-defined debt affordability model. Some challenges cited by S&P included potential federal fiscal consolidation that could hinder near-term economic growth, and decreased pension funding and significant postemployment benefit liabilities, although recent reform initiatives could improve related funding.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

50 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Maryland Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 51

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges.

Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

52 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Maryland state and local personal income tax rate of 48.81%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.42% and +4.35%.

Semiannual Report | 53

Your Fund’s Expenses

Franklin Maryland Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

54 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 55

Franklin Missouri Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Missouri Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Missouri Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.77 on February 28, 2013, to $11.59 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 21.46 cents per share for the same period.2 The Performance Summary beginning on page 60 shows that

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 123.

56 | Semiannual Report

at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.48% based on an annualization of the 3.51 cent per share August dividend and the maximum offering price of $12.10 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Missouri personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.57% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

State Update

During the six months under review, Missouri’s strong and diverse economy, supported by its central geographic location that encourages trade and manufacturing, continued to expand. Although the state’s recovery pace was slower than the nation’s, home prices appreciated and residential and commercial construction activity increased, and the state’s foreclosure rate declined, remaining slightly above the national average. Farmland values recovered from 2012’s drought, and agricultural incomes were expected to reach record levels despite rising production costs. The construction, leisure and hospitality, and education and health services sectors led job growth, while the information sector and other services sector, as well as mining and

Semiannual Report | 57

logging, lost jobs. Missouri’s unemployment rate began the period at 6.7%, near a four-year low, and rose to 7.2% by period-end, which was lower than the 7.3% national average.3

The state’s fiscal year 2013 budget mitigated shrinking federal stimulus funds through improved Medicaid efficiency, staffing and program cuts that included higher education, savings from debt refunding and using projected revenue growth in line with fiscal year 2012 levels. Largely as a result of improved economic conditions, revenue collections grew more than expected during fiscal year 2013, resulting in a surplus that should help replenish the state’s cash and reserve funds. The budget for fiscal year 2014, which began on July 1, 2013, expanded primary education spending, provided performance-based increases to higher education, cut the state’s workforce and protected budget reserves. Lawmakers rejected the governor’s proposed Medicaid coverage expansion, and the governor restricted $400 million in spending to bolster reserves pending the outcome of a Republican-led income tax cut proposal vetoed by the governor.4

Missouri’s net tax-supported debt was 1.8% of personal income and $699 per capita, compared with the national medians of 2.8% and $1,074.5 Independent credit rating agency Moody’s Investors Service assigned Missouri’s general obligation bonds a rating of Aaa, but near period-end, upgraded its outlook to stable from negative, mirroring its U.S. government upgrade.6 The rating reflected Moody’s view of the state’s historically excellent financial performance, healthy reserve levels, strong fiscal management and moderate debt burden. Some concerns about Missouri cited by Moody’s included reduced flexibility to increase revenue, economic recovery lagging that of the U.S., and vulnerability to job losses in the manufacturing sector.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor’s, “St. Louis Regional Convention & Sports Complex Authority Missouri; Appropriations; General Obligation,” 7/24/13.

5. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

6. This does not indicate Moody’s rating of the Fund.

58 | Semiannual Report

worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 59

Performance Summary as of 8/31/13

Franklin Missouri Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

60 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 61

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Missouri personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.62% and +4.39%.

62 | Semiannual Report

Your Fund’s Expenses

Franklin Missouri Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 63

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

64 | Semiannual Report

Franklin North Carolina Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin North Carolina Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin North Carolina Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.96 on February 28, 2013, to $11.69 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 20.81 cents per share for the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 132.

Semiannual Report | 65

same period.2 The Performance Summary beginning on page 69 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.59% based on an annualization of the 3.65 cent per share August dividend and the maximum offering price of $12.21 on August 31, 2013. An investor in the 2013 maximum combined effective federal and North Carolina personal income tax bracket of 48.08% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.91% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

North Carolina’s economy continued to rebound during the six months under review, and total exports year-to-date through June 2013 increased from the same period in 2012. The housing sector remained relatively strong as robust population growth continued. Existing home sales for the first half of 2013 rose compared to the same period in 2012.

North Carolina’s unemployment rate also improved during the review period, falling from 9.4% in February to 8.7% in August.3 The state’s job creation has outpaced the country’s since the economic recovery commenced in mid-2009.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

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In the second quarter of 2013, nonfarm payrolls increased from a year earlier, with hiring spread across most sectors. However, North Carolina’s unemployment rate remained higher than the national rate as the state’s population continued to grow. Mitigating the encouraging job creation statistics was replacement of better-paying manufacturing jobs by lower-paying service sector jobs. The construction of two hospital campuses in Hoke County and a new call center and a furniture warehouse in the Fayetteville area could aid the employment situation.

During the first three quarters of fiscal year 2013, the state’s general fund revenues exceeded the revenue target and total tax revenues were ahead of the state’s estimate. However, sales tax revenues came in below the estimate. To increase corporate tax revenues and enhance competitiveness with other states, North Carolina is reducing its corporate tax rate gradually over the next two years. Personal income taxes will also be reduced starting in 2014. To help offset lower personal income tax revenues, the state will allow fewer deductions and income tax credits, and entertainment services and other industries will start collecting sales tax.

North Carolina’s tax-supported debt remained below the national average, representing 2.4% of personal income and $853 per capita, compared with the national medians of 2.8% and $1,074.4 Independent credit rating agency Moody’s Investors Service affirmed North Carolina’s Aaa issuer rating and stable outlook during the review period, citing the state’s conservative fiscal management, executive authority to reduce spending, diverse economy and population growth.5

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate Moody’s rating of the Fund.

Semiannual Report | 67

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

68 | Semiannual Report

Performance Summary as of 8/31/13

Franklin North Carolina Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 69

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

70 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and North Carolina personal income tax rate of 48.08%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.45% and +4.15%.

Semiannual Report | 71

Your Fund’s Expenses

Franklin North Carolina Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

72 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 73

Franklin Virginia Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Virginia Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

The semiannual report for Franklin Virginia Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.25 on February 28, 2013, to $11.11 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 20.08 cents per share for the same period.2 The Performance Summary beginning on page 78 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.55% based on an annualization of the 3.43 cent per share August

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 141.

74 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

dividend and the maximum offering price of $11.60 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Virginia personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.68% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Virginia’s resilient economy continued to recover during the six months under review. The commonwealth’s strong population growth and income levels, well-educated work force and proximity to Washington, DC’s relatively stable federal labor market helped the local economy weather the Great Recession’s effects better than many other states. After declining during most of the reporting period, Virginia’s unemployment rate settled at 5.8% in August, which was lower than the 7.3% national average.3 Consistent with relatively low unemployment, Virginia’s home prices, sales and building permit levels rose and foreclosures declined, remaining well below the national average. Independent credit rating agency Standard & Poor’s (S&P) noted that Virginia’s labor market remained anchored by government and military employers. S&P believed that although the effects of federal budget cuts resulting from sequestration would be relatively small in the South Atlantic region, they could limit the state’s economic growth as federal spending has been a major portion of its gross domestic product.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 75

Growth in general fund revenue collections coupled with larger cost savings during fiscal year 2013 resulted in a significant budget surplus for the fourth consecutive year and the largest surplus since 2005. Spending increases for the state’s fiscal 2013–2014 biennial budget included primary and secondary education, health and human resources, including Medicaid, public employee pensions, and economic development. Lawmakers sought to revise the biennial budget to establish a framework for Medicaid expansion, and the governor promoted reforming excise and sales taxes to overhaul the commonwealth’s transportation funding.

The commonwealth’s debt burden was moderate, with net tax-supported debt at 2.9% of personal income and $1,315 per capita, compared with the 2.8% and $1,074 national medians.4 S&P maintained its top, AAA rating for Virginia with a stable outlook, noting the commonwealth’s strong management practices.5 Independent credit rating agency Moody’s Investors Service also maintained its Aaa rating based on the commonwealth’s conservative and proactive fiscal management, strong and diverse economy, and moderate debt burden. Moody’s upgraded its outlook from negative to stable based on its similar, recent upgrade to the U.S. government. Some challenges cited by Moody’s included potential federal fiscal consolidation that could hinder near-term economic growth based on Virginia’s dependence on federal employment and spending.5

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate a rating of the Fund.

76 | Semiannual Report

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 77

Performance Summary as of 8/31/13

Franklin Virginia Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

78 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 79

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Virginia personal income tax rate of 46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.84% and +4.02%.

80 | Semiannual Report

Your Fund’s Expenses

Franklin Virginia Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 81

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

82 | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 83

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

84 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%		
Alabama 89.3%		
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$ 3,000,000	$ 3,290,820
Alabaster Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 4/01/29	2,055,000	2,111,739
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,168,698
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,580,634
Auburn University General Fee Revenue, Series A,		
5.00%, 6/01/27	5,035,000	5,453,157
AGMC Insured, 5.00%, 6/01/38	5,000,000	5,064,200
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,		
6/01/24	2,605,000	2,857,789
6/01/26	2,870,000	3,066,624
6/01/27	3,015,000	3,189,719
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39	3,825,000	3,858,430
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	3,921,200
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,346,520
Birmingham Waterworks Board Water Revenue,		
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,088,040
Series B, 5.00%, 1/01/43	3,745,000	3,632,650
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32	1,000,000	1,062,880
Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A, XLCA Insured, 5.00%, 7/01/37	9,025,000	7,926,838
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,723,590
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/30	5,250,000	5,512,132
8/01/37	5,000,000	5,093,250
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	2,968,770
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,019,810
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,		
Series A, 5.25%, 9/01/36	5,000,000	5,495,750
Series B, 5.50%, 9/01/33	4,500,000	5,033,160
Etowah County Board of Education Special Tax, School wts., AGMC Insured, Pre-Refunded, 5.00%, 9/01/28	1,225,000	1,225,000
Fairfield GO, wts., AMBAC Insured,		
5.00%, 2/01/29	285,000	275,478
Pre-Refunded, 5.00%, 2/01/29	325,000	331,227
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33	2,000,000	2,001,560
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured, 5.00%, 12/01/41	10,000,000	9,436,700
Homewood GO, Capital Improvement, wts., 5.00%, 9/01/42	2,000,000	2,018,740
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	4,884,150
Huntsville GO, Capital Improvement and Refunding wts., Series A, 5.00%, 3/01/31	1,245,000	1,317,198

Semiannual Report | 85

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Alabama (continued)		
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL Insured, 5.00%, 10/01/33	$ 8,000,000	$ 8,468,400
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24	2,000,000	1,943,340
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13	60,000	60,000
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,568,500
Limestone County Water and Sewer Authority Water Revenue,		
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,566,088
AMBAC Insured, 5.00%, 12/01/31	3,910,000	3,961,964
Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,789,750
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,		
Assured Guaranty, 5.125%, 9/01/34	600,000	610,152
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/34	1,000,000	1,047,090
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	983,340
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31	7,500,000	7,859,325
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,581,320
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,073,180
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33	6,500,000	6,620,185
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,367,500
Montgomery Waterworks and Sanitary Sewer Board Water and Sewer System Revenue, Refunding, 5.00%, 3/01/25	2,000,000	2,238,940
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,254,117
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,052,830
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,156,960
Oxford GO, wts., Series C, 5.00%,		
10/01/27	1,295,000	1,401,902
10/01/28	1,360,000	1,460,123
10/01/29	1,435,000	1,527,500
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,056,620
Saint Clair County PBA Revenue, wts., DHR Building Project, Series A, 5.00%, 9/01/37	2,000,000	2,015,840
Selma IDBR, Gulf Opportunity Zone,		
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	2,986,230
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,036,030
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured Guaranty, 5.00%, 9/01/32	5,000,000	5,102,800
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,062,980
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,741,659
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,399,250

86 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%		
Florida 86.7%		
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,		
Series D-1, 6.50%, 12/01/19	$ 1,215,000	$ 1,397,420
Series D-1, 6.75%, 12/01/22	1,000,000	1,122,210
Series D-2, 6.75%, 12/01/30	5,000,000	5,412,750
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,		
7.00%, 4/01/39	2,000,000	2,183,220
Refunding, Series A, 5.00%, 4/01/31	7,260,000	7,085,615
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29	3,180,000	3,184,993
Broward County HFA, MFHR, Stirling Apartments Phase II, Series A,		
5.35%, 10/01/29	970,000	938,494
5.40%, 4/01/39	1,940,000	1,822,397
Broward County Water and Sewer Utility Revenue, Series A,		
5.25%, 10/01/34	2,200,000	2,328,150
5.00%, 10/01/37	2,500,000	2,551,075
Citizens Property Insurance Corp. Revenue,		
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,744,150
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	10,000,000	10,692,700
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	6,800,000	6,608,852
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,042,460
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,379,950
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16	3,200,000	3,200,128
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	9,947,800
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,		
Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,503,809
Series A, 6.00%, 8/15/36	11,000,000	11,403,370
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31	6,580,000	6,146,115
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	815,000	816,043
Florida HFC Revenue,		
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38	540,000	547,252
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40	3,000,000	3,001,890
Florida Higher Educational Facilities Financing Authority Revenue,		
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,530,520
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	2,904,220
Rollins College Project, 5.00%, 12/01/37	10,000,000	9,916,000
Florida State Board of Education Public Education GO, Capital Outlay,		
Refunding, Series D, 6.00%, 6/01/23	15,000,000	18,433,200
Series A, 5.50%, 6/01/38	10,000,000	10,895,700
Series F, 5.00%, 6/01/41	5,960,000	6,082,180
Series H, 5.00%, 6/01/40	7,295,000	7,466,141

30 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	$12,500,000	$ 13,644,125
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	5,065,400
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	1,897,980
Florida State Mid-Bay Bridge Authority Revenue,		
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,315,187
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,109,413
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,469,475
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,601,220
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	3,798,563
Florida State Municipal Power Agency Revenue,		
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,101,820
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,176,340
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,157,650
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,146,300
Fort Lauderdale Water and Sewer Revenue,		
5.00%, 9/01/35	24,090,000	24,634,675
NATL Insured, 5.00%, 9/01/31	6,315,000	6,701,352
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,634,460
Fort Pierce Utilities Authority Revenue,		
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,008,400
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,449,783
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,942,731
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,203,881
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,067,642
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,636,915
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,		
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,327,775
Series A, 5.00%, 10/01/39	5,000,000	5,089,200
Halifax Hospital Medical Center Hospital Revenue,		
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	9,842,773
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,019,700
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	9,894,500
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	760,000	760,243
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,001,260
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,		
10/01/33	5,465,000	5,632,502
10/01/38	6,725,000	6,891,040
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,349,030
Hillsborough County IDAR, Tampa General Hospital Project, Series B, Pre-Refunded, 5.40%, 10/01/28	7,000,000	7,026,320

Semiannual Report | 91

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding,		
5.00%, 10/01/30	$ 3,000,000	$ 2,996,460
Series A, 5.00%, 10/01/30	8,000,000	7,990,560
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	3,860,000	3,873,163
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,087,950
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,746,574
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,149,792
Marion County Utility System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,057,150
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,028,831
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	897,255
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,		
10/01/22	1,785,000	1,189,952
10/01/26	4,500,000	2,329,740
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,003,640
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	3,914,280
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,010,950
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,439,200
Miami-Dade County Aviation Revenue, Miami International Airport,		
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,174,300
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	7,540,560
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,638,675
Miami-Dade County Expressway Authority Toll System Revenue,		
Refunding, Series A, 5.00%, 7/01/33	5,000,000	4,943,900
Series A, 5.00%, 7/01/40	18,770,000	17,685,845
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,395,900
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,205,040
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,		
5.25%, 10/01/19	360,000	360,058
5.40%, 10/01/33	1,485,000	1,378,481
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	9,627,200
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,185,800
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,390,976
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,002,450
Refunding, 5.00%, 10/01/37	5,000,000	4,738,550
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	47,615,000	46,336,061
Miami-Dade County Water and Sewer System Revenue,		
AGMC Insured, 5.00%, 10/01/39	10,000,000	9,799,800
Refunding, Series A, 5.00%, 10/01/42	10,000,000	9,804,300
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,125,100

92 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	$ 8,000,000	$ 8,119,200
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,		
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,081,900
Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,101,760
Series B, 5.125%, 11/15/39	5,000,000	4,876,450
Orange County Health Facilities Authority Revenue, Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	9,319,300
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,371,400
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%, 11/01/38	16,740,000	15,159,242
Orlando-Orange County Expressway Authority Revenue,		
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	225,000	271,645
Series C, 5.00%, 7/01/35	12,310,000	12,037,210
Series C, 5.00%, 7/01/40	2,755,000	2,644,800
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,015,690
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,507,300
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,128,700
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,011,640
Port St. Lucie Utility System Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,645,450
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,528,550
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,105,580
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,367,500
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,032,785
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	6,769,210
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,265,695
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,060,700
St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, Pre-Refunded, zero cpn.,		
6/01/22	4,000,000	2,690,840
6/01/23	4,255,000	2,701,457
6/01/24	1,500,000	898,455
6/01/25	2,130,000	1,206,070
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,226,428
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,202,838
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,622,610
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,592,354
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,		
10/01/34	8,000,000	8,223,120
10/01/38	14,340,000	14,635,404
10/01/38	10,000,000	10,189,900

Semiannual Report | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Tampa Health System Revenue, Baycare Health System, Refunding, Series A, 5.00%, 11/15/33	$ 5,000,000	$ 4,887,750
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,		
6.00%, 10/01/15	535,000	554,913
6.05%, 10/01/20	1,715,000	1,847,209
6.10%, 10/01/26	2,695,000	2,896,047
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	790,000	864,860
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series B, 5.00%, 7/01/42	15,000,000	14,380,500
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%, 11/01/32	5,150,000	5,025,679
Viera East CDD Special Assessment, Series B, ETM, 6.75%, 5/01/14	830,000	865,200
Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	5,000,000	5,016,100
Volusia County Tourist Development Tax Revenue, FSA Insured, 5.00%, 12/01/34	11,000,000	11,234,080
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	620,000	620,254
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	951,930
Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,027,660
		789,718,317
U.S. Territories 11.1%		
Puerto Rico 10.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	1,529,535
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	11,350,350
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	255,000	171,375
Series G, 5.00%, 7/01/33	1,495,000	1,031,146
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	19,800,000	13,162,842
Series XX, 5.25%, 7/01/40	12,250,000	8,581,738
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,498,505
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	3,762,750
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.50%, 8/01/42	5,000,000	4,106,550
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	7,127,120
first subordinate, Series A-1, 5.25%, 8/01/43	22,225,000	17,724,882
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	12,414,450
Refunding, Senior Series C, 5.00%, 8/01/46	6,250,000	5,202,188
		91,663,431

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

See Abbreviations on page 173.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 97

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%		
Georgia 92.1%		
Athens-Clarke County Unified Government Water and Sewerage Revenue,		
5.625%, 1/01/33	$10,000,000	$ 10,891,400
5.50%, 1/01/38	5,000,000	5,348,600
Atlanta Airport General Revenue,		
Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,662,340
Series A, 5.00%, 1/01/40	9,000,000	8,755,380
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,		
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,084,900
Series J, AGMC Insured, 5.00%, 1/01/34	5,000,000	5,131,750
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,120,300
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,587,704
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project, Refunding, 5.00%, 9/01/32	5,000,000	5,015,550
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,239,720
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26	1,140,000	1,225,147
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,021,740
Atlanta Water and Wastewater Revenue,		
Refunding, Series A, 6.00%, 11/01/28	5,055,000	5,665,897
Refunding, Series A, NATL Insured, 5.00%, 11/01/33	5,000,000	4,993,350
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,422,300
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,		
5.25%, 12/01/22	2,500,000	2,341,275
5.375%, 12/01/28	2,000,000	1,809,340
Bartow County Development Authority PCR, Georgia Power Co. Plant Bowen Project, First Series, 5.10%, 6/01/23	5,000,000	5,012,400
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,227,006
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/40	8,000,000	8,005,120
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,439,275
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33	2,045,000	2,042,301
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities Project, XLCA Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,215,600
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,062,768
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,		
Series B, 5.50%, 1/01/33	5,000,000	5,270,350
Series E, 7.00%, 1/01/23	5,000,000	5,734,850
Calhoun GO, School, 4.00%,		
9/01/29	2,000,000	1,924,400
9/01/32	6,000,000	5,502,120

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Camden County Public Service Authority Revenue, City of St. Mary's Project, Refunding, 4.50%, 12/01/31	$ 1,200,000	$ 1,131,120
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,		
5.00%, 7/01/40	5,000,000	4,806,950
Assured Guaranty, 5.00%, 7/01/38	5,000,000	4,978,500
Cherokee County Water and Sewerage Authority Revenue,		
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,007,620
NATL Insured, 6.90%, 8/01/18	10,000	10,023
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32	2,000,000	2,027,040
Clayton County Development Authority Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,443,356
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,125,150
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	2,999,790
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding, Series A,		
5.00%, 8/01/30	2,000,000	2,008,020
5.25%, 8/01/35	1,000,000	1,010,910
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	930,530
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,367,420
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation LLC Project, 5.00%,		
7/15/35	2,500,000	2,515,850
7/15/38	2,500,000	2,475,275
Cobb County Development Authority University Facilities Revenue, Kennesaw State University Foundations Project, Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	4,967,250
Cobb County Kennestone Hospital Authority Revenue, Anticipation Certificates, Refunding, 5.00%, 4/01/30	2,500,000	2,563,000
Columbia County Water and Sewerage Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 6/01/24	1,010,000	1,045,542
Refunding, AGMC Insured, 5.00%, 6/01/24	120,000	122,794
Columbus Water and Sewerage Revenue, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,788,650
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	4,877,100
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,		
5.25%, 9/01/30	1,750,000	1,783,005
5.50%, 9/01/37	5,000,000	5,106,950
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,507,065
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,371,248
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%, 12/01/29	2,000,000	2,031,080
DeKalb County Water and Sewerage Revenue,		
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,053,560
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	11,469,215

Semiannual Report | 99

// Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,		
Georgia Gwinnett College Student Center LLC Project, 5.50%, 7/01/34	$ 3,000,000	$ 2,930,700
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	4,978,100
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project, Refunding, 5.25%, 11/15/39	5,000,000	5,097,500
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,		
6/01/29	3,410,000	3,621,215
6/01/32	2,225,000	2,307,681
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	5,032,887
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,104,240
Fayette County School District GO, AGMC Insured,		
4.75%, 3/01/21	1,355,000	1,442,994
4.95%, 3/01/25	1,000,000	1,052,820
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,322,300
Fulton County Development Authority Revenue,		
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,166,604
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,075,560
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,610,775
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	6,845,000	7,253,852
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,095,760
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/31	2,455,000	2,558,135
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,284,531
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,130,100
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,109,450
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,006,550
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,000,480
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,		
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,413,721
NATL Insured, 5.00%, 12/01/25	2,600,000	2,649,972
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,471,906
Georgia State HFAR, SFM,		
Series A, 3.80%, 12/01/37	5,000,000	4,266,350
Series C, 5.00%, 12/01/27	1,000,000	1,008,250
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,		
6.00%, 6/15/34	5,000,000	5,307,800
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,075,990
Georgia State Municipal Electric Authority Power Revenue,		
Series GG, 5.00%, 1/01/39	7,000,000	7,098,490
Series W, 6.60%, 1/01/18	750,000	839,378
Series W, ETM, 6.60%, 1/01/18	30,000	30,616

100 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Georgia State Municipal Electric Authority Revenue,		
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	$ 5,000,000	$ 5,421,450
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,415,378
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,		
10/01/25	2,500,000	2,670,900
10/01/26	2,500,000	2,634,075
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,195,850
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%,		
1/01/22	3,000,000	3,420,210
1/01/24	2,000,000	2,280,460
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,142,520
Gwinnett County School District GO,		
5.00%, 2/01/32	4,125,000	4,373,737
5.00%, 2/01/36	5,815,000	5,983,635
Pre-Refunded, 5.00%, 2/01/32	875,000	1,005,883
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	1,990,598
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	3,057,643
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,992,835
Jackson County School District GO, Refunding, 5.00%,		
3/01/24	5,000,000	5,753,250
3/01/25	4,785,000	5,498,300
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,099,960
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,333,980
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,020,050
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,213,900
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,		
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,252,480
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	4,625,100
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,030,300
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus Project, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,273,039
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,189,600
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,437,175
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,168,720
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	2,865,540

Semiannual Report | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia (continued)		
Private Colleges and Universities Authority Revenue, Emory University, Refunding,		
Series A, 5.00%, 9/01/41	$ 8,695,000	$ 8,861,248
Series A, 5.00%, 10/01/43	5,000,000	5,111,050
Series B, 5.00%, 9/01/35	10,000,000	10,207,300
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center LLC Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,020,880
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,501,140
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,523,040
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,		
5.25%, 11/01/35	1,000,000	1,000,520
5.375%, 11/01/40	5,000,000	5,021,700
TIFT County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	1,924,940
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,056,900
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,		
5.00%, 10/01/33	2,000,000	1,865,760
Series B, 5.00%, 10/01/41	3,000,000	2,864,970
Walton County School District GO, Refunding, 5.25%,		
8/01/24	3,000,000	3,460,680
8/01/25	3,775,000	4,349,932
Walton County Water and Sewer Authority Revenue,		
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,108,700
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,051,169
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	3,000,510
		494,898,610
U.S. Territories 5.8%		
Puerto Rico 5.8%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,783,450
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	7,031,800
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	5,000,000	3,323,950
Series XX, 5.25%, 7/01/40	5,000,000	3,502,750
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	8,170,400
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	4,138,150
Senior Series C, 5.25%, 8/01/40	1,430,000	1,271,942
		31,222,442
Total Municipal Bonds (Cost $535,331,312) 97.9%		526,121,052
Other Assets, less Liabilities 2.1%		11,482,757
Net Assets 100.0%		$537,603,809

See Abbreviations on page 173.

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.5%		
Kentucky 89.0%		
Bellevue GO, Harbor Greene Project, XLCA Insured, Pre-Refunded, 5.00%, 2/01/34	$1,065,000	$ 1,085,405
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	2,929,530
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,244,400
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,518,750
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,571,250
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	2,934,817
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,014,940
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,125,620
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	270,000	270,265
Jefferson County School District Finance Corp. School Building Revenue,		
Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,545,018
Series D, 3.00%, 10/01/27	1,760,000	1,457,227
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29	1,000,000	1,019,990
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	161,821
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	248,504
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	948,371
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	4,877,450
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,059,480
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	5,795,647
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,		
Series A, 5.00%, 2/01/26	485,000	485,461
Series I, 5.00%, 2/01/34	1,010,000	1,018,272
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured,		
5.00%, 4/20/40	2,280,000	2,224,163
5.25%, 4/20/45	1,850,000	1,852,960
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,013,040
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,		
2/01/28	2,000,000	2,150,380
2/01/31	4,190,000	4,410,017
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,		
9/01/32	5,000,000	5,156,600
9/01/37	3,250,000	3,328,975

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Kentucky (continued)		
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	$5,000,000	$ 5,360,450
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,		
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,064,150
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,062,100
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,603,250
Series A, 5.00%, 7/01/31	1,000,000	1,039,710
Series A, 5.00%, 7/01/32	4,000,000	4,152,920
Lawrenceburg Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.00%, 10/01/28	1,730,000	1,736,003
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A, 5.00%, 7/01/27	2,000,000	2,118,840
Lexington-Fayette Urban County Government GO, 5.00%,		
10/01/22	1,200,000	1,379,076
10/01/23	1,265,000	1,456,179
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,047,400
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue,		
Refunding, Series A, 5.00%, 5/15/28	3,000,000	3,183,990
Series A, AMBAC Insured, 5.00%, 5/15/36	1,000,000	1,031,700
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	2,901,240
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,554,625
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,399,500
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,464,675
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,111,129
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,796,455
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project,		
5.125%, 8/01/37	3,000,000	2,689,800
6.375%, 8/01/40	2,500,000	2,557,850
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/01/24	5,680,000	5,857,727
Owen County Waterworks System Revenue, American Water Co. Project,		
Series A, 6.25%, 6/01/39	2,000,000	2,077,740
Series A, 5.375%, 6/01/40	2,000,000	1,965,020
Series B, 5.625%, 9/01/39	2,000,000	2,017,660
Owensboro GO,		
Public Project, 5.00%, 4/01/41	5,440,000	5,497,882
Series A, 5.00%, 5/01/25	1,200,000	1,321,536
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	6,786,520
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,085,967
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,523,715

Semiannual Report | 105

106 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 107

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

108 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.9%		
Louisiana 88.8%		
Alexandria Sales and Use Tax Revenue, 5.00%,		
8/01/26	$ 1,710,000	$ 1,847,843
8/01/27	1,790,000	1,920,849
8/01/28	1,875,000	1,998,113
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,329,250
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	1,980,751
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	1,000,490
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,		
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	535,000	536,386
Series A-2, GNMA Secured, 5.10%, 10/01/40	345,000	347,111
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25	3,325,000	3,579,994
East Baton Rouge Parish Sales Tax Revenue,		
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,131,740
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,082,070
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,842,171
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,		
2/01/34	2,500,000	2,619,500
2/01/39	8,250,000	8,583,713
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,444,000
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,000,000	5,010,050
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A, 6.00%, 1/01/39	3,105,000	3,219,978
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,067,405
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	2,959,310
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	5,320,000	5,177,371
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	8,643,895
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,377,500
Lafayette Public Improvement Sales Tax Revenue, 5.00%,		
3/01/36	1,865,000	1,842,657
3/01/38	1,460,000	1,464,365
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,449,000
Lafayette Public Trust Financing Authority Revenue,		
Ragin' Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,030,360
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	777,923
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,809,150
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,375,931
Ragin' Cajun Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 10/01/27	1,000,000	1,018,960

Semiannual Report | 109

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Louisiana (continued)		
Lafayette Utilities Revenue,		
5.00%, 11/01/33	$ 5,000,000	$ 5,194,600
NATL Insured, Pre-Refunded, 5.00%, 11/01/28	5,000,000	5,275,050
Louisiana HFA, SFMR, Home Ownership Program,		
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	155,000	155,829
Series A, GNMA Secured, 5.50%, 6/01/40	2,905,000	2,931,784
Series B, GNMA Secured, 6.125%, 12/01/33	600,000	623,754
Louisiana Local Government Environmental Facilities and CDA Revenue,		
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,076,760
Baton Rouge Community College Facilities Corp. Project, Refunding, AGMC Insured, 5.00%, 12/01/26	1,000,000	1,034,730
Bossier Parish Public Improvement Projects, 5.00%, 3/01/38	3,320,000	3,153,701
Bossier Parish Public Improvement Projects, 5.00%, 3/01/42	905,000	847,659
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,215,100
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,795,788
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,487,012
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,032,676
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	8,925,755
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,080,340
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	3,000,000	3,176,280
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,658,661
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,706,886
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,038,760
Parish of Plaquemines Courthouse Project, AGMC Insured, 5.00%, 11/01/30	1,690,000	1,733,585
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/25	1,620,000	1,726,191
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/29	1,970,000	2,012,907
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/30	1,070,000	1,084,691
Parish of Plaquemines Project, AGMC Insured, 5.00%, 9/01/31	750,000	755,940
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,836,779
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,629,575
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,015,960
Louisiana Public Facilities Authority Hospital Revenue,		
Franciscan Missionaries of Our Lady Health System Project, Series A, 6.75%, 7/01/39	3,500,000	3,822,385
Franciscan Missionaries of Our Lady Health System Project, 5.00%, 7/01/42	8,000,000	7,601,520
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	4,842,150
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,320,889
Louisiana Public Facilities Authority Revenue,		
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,106,020
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,230,000
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,538,000
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,130,550
Loyola University Project, 5.00%, 10/01/39	5,000,000	4,999,800
Loyola University Project, 5.00%, 10/01/41	5,000,000	4,845,850
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,155,000	1,133,494

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Louisiana (continued)		
Louisiana Public Facilities Authority Revenue, (continued)		
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	$ 5,000,000	$ 5,456,050
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,038,700
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,085,082
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,065,050
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,000,000	4,903,750
Louisiana Stadium and Exposition District Revenue, Senior, Refunding, Series A, 5.00%, 7/01/36	6,000,000	5,694,360
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,		
Refunding, 5.00%, 6/01/24	4,000,000	4,166,400
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,246,050
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,610,750
Louisiana State Gasoline and Fuels Tax Revenue, Series A,		
AGMC Insured, 5.00%, 5/01/31	13,000,000	13,733,460
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,476,387
Louisiana State GO,		
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,891,201
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,976,394
Series A, 5.00%, 8/01/27	10,000,000	10,875,500
Series A, 5.00%, 9/01/27	1,000,000	1,087,760
Louisiana State Highway Improvement Revenue, Series A, 5.00%,		
6/15/30	2,860,000	2,981,121
6/15/31	2,945,000	3,043,746
6/15/32	4,540,000	4,666,984
6/15/33	2,000,000	2,043,320
Louisiana State University and Agricultural and Mechanical College Revenue, Board of Supervisors, Auxiliary,		
5.00%, 7/01/37	4,000,000	3,966,720
NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,081,570
Refunding, Series A, 5.00%, 7/01/40	5,000,000	4,985,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,211,100
New Orleans GO,		
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,001,150
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,575,823
Radian Insured, 5.125%, 12/01/30	10,055,000	10,143,685
Refunding, Series A, 5.00%, 12/01/30	3,575,000	3,517,943
Refunding, Series A, 5.00%, 12/01/31	1,060,000	1,033,913
Refunding, Series A, 5.00%, 12/01/33	1,430,000	1,366,765
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	539,065
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	4,603,600
Shreveport GO, 5.00%,		
8/01/25	4,690,000	4,991,942
8/01/29	4,790,000	4,918,755
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,842,800
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	2,717,098
5.00%, 8/01/44	3,290,000	3,203,999

Semiannual Report | 111

See Abbreviations on page 173.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

112 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 113

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

114 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 115

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.5%		
Maryland 85.9%		
Annapolis GO, Refunding, 5.00%, 8/01/31	$ 1,250,000	$ 1,361,350
Anne Arundel County GO,		
Consolidated General Improvement, Refunding, 5.00%, 4/01/26	4,050,000	4,455,486
Consolidated General Improvement, Refunding, 5.00%, 4/01/27	4,050,000	4,418,104
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,331,132
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,004,405
Refunding, 4.625%, 3/01/32	2,000,000	2,003,400
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	1,995,000	2,177,483
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%,		
10/15/22	3,495,000	3,997,581
10/15/24	2,000,000	2,215,780
10/15/28	500,000	528,835
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	15,095,000	13,132,801
Baltimore County GO,		
Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,330,175
Public Improvement, Refunding, 5.00%, 2/01/28	5,000,000	5,446,850
Public Improvement, Refunding, 5.00%, 2/01/29	9,045,000	9,758,650
Baltimore Project Revenue,		
sub. bond, Water Projects, Series A, 5.375%, 7/01/34	750,000	789,510
sub. bond, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,338,413
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,102,400
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	14,545,572
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,098,300
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	1,898,748
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,171,542
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,001,975
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,184,469
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,740,000	11,758,784
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	7,905,093
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,152,050
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	4,429,350
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,151,428
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,137,534
Maryland State Community Development Administration Department of Housing and CDR,		
Housing, Refunding, Series A, 6.00%, 7/01/32	2,840,000	2,840,994
Residential, Series B, 4.75%, 9/01/39	5,335,000	5,191,328
Residential, Series C, 5.375%, 9/01/39	5,705,000	5,743,338
Maryland State Community Development Administration Local Government Infrastructure Revenue, Subordinate Obligations, Refunding,		
Series B-1, 3.125%, 6/01/32	3,415,000	2,714,481
Series B-2, 3.125%, 6/01/32	2,060,000	1,624,681
Maryland State EDC Lease Revenue, Public Health Laboratory, 4.00%, 6/01/23	4,120,000	4,347,094
Maryland State EDC Student Housing Revenue,		
5.00%, 7/01/27	1,500,000	1,518,045
5.00%, 7/01/33	2,495,000	2,460,868

116 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maryland (continued)		
Maryland State EDC Student Housing Revenue, (continued)		
Morgan University Project, Refunding, 5.00%, 7/01/27	$ 4,750,000	$ 4,575,200
Salisbury University Project, Refunding, 5.00%, 6/01/34	1,050,000	990,392
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	4,675,150
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	1,914,855
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,157,950
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	2,991,144
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,313,380
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,532,350
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,010,520
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	8,972,431
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,391,200
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System Issue, 5.00%, 7/01/25	1,000,000	1,046,400
Anne Arundel Health System Issue, 5.00%, 7/01/26	1,345,000	1,386,520
Anne Arundel Health System Issue, 5.00%, 7/01/27	500,000	510,335
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/29	2,000,000	2,287,480
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	2,000,000	2,278,560
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	6,837,462
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	984,450
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,522,350
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	12,705,330
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,227,863
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	7,467,080
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	8,500,000	8,749,985
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	15,375,450
The Johns Hopkins University Issue, Series A, Pre-Refunded, 5.00%, 7/01/38	5,805,000	6,032,324
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,152,300
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	10,627,157
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	9,242,400
LifeBridge Health Issue, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,599,400
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	9,674,632
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	3,250,000	3,207,913
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	1,945,580
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	6,663,123
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	9,600,500
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	992,390
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	4,594,600
Medstar Health, Series A, 5.00%, 8/15/41	7,500,000	7,131,750
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	9,227,600
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	655,066
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,787,550
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	5,870,718

Semiannual Report | 117

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Maryland (continued)		
Maryland State Health and Higher Educational Facilities Authority Revenue, (continued)		
Peninsula Regional Medical Center, 5.00%, 7/01/36	$ 6,625,000	$ 6,405,712
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	2,917,555
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,747,000
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,367,000
University of Maryland Medical System, Series A, 5.00%, 7/01/43	5,000,000	4,697,800
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,490,025
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,120,000	15,139,730
Maryland State Stadium Authority Lease Revenue, Refunding, 5.00%,		
6/15/22	1,345,000	1,559,057
6/15/23	1,410,000	1,636,996
6/15/24	1,485,000	1,715,249
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,030,491
Maryland State Transportation Authority Transportation Facilities Projects Revenue, AGMC Insured,		
5.00%, 7/01/31	7,455,000	7,567,570
5.00%, 7/01/32	7,165,000	7,262,086
5.00%, 7/01/34	7,500,000	7,586,400
Pre-Refunded, 5.00%, 7/01/27	5,890,000	6,120,652
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,834,320
Montgomery County Revenue, Department of Liquor Control,		
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,737,873
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,397,005
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,562,872
Series A, 5.00%, 4/01/30	1,935,000	2,016,618
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,		
4/01/30	1,855,000	1,974,462
4/01/31	1,240,000	1,313,941
Morgan State University Academic and Auxiliary Facilities Fees Revenue, Refunding, 5.00%,		
7/01/25	1,190,000	1,309,238
7/01/26	355,000	386,382
7/01/27	750,000	808,140
7/01/29	630,000	668,228
7/01/31	455,000	478,833
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,378,988
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,047,846
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,003,720
University System of Maryland Auxiliary Facility and Tuition Revenue, Refunding, Series D, 4.00%,		
10/01/24	8,840,000	9,286,155
10/01/25	5,615,000	5,800,576
		524,425,389
District of Columbia 0.4%		
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,620,825

118 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 119

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

120 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 121

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

122 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.4%		
Missouri 85.7%		
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,		
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$ 14,773,219
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,094,000
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,583,215
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	30,678,447
Cape Girardeau County IDA Health Facilities Revenue,		
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,071,750
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	4,968,600
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	10,715,760
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,291,876
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,877,131
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,		
5.625%, 3/01/34	1,000,000	1,029,300
6.00%, 3/01/39	1,000,000	1,033,670
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	12,167,719
Curators of the University of Missouri System Facilities Revenue,		
Refunding, 5.00%, 11/01/27	1,065,000	1,147,655
Series A, 5.00%, 11/01/33	5,000,000	5,440,800
Series A, 5.00%, 11/01/35	20,000,000	21,697,600
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,461,458
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,827,513
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24	1,265,000	1,444,124
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,013,990
Hazelwood School District GO, Missouri Direct Deposit Program,		
Refunding and Improvement, 5.00%, 3/01/23	8,170,000	9,340,434
Refunding and Improvement, 5.00%, 3/01/24	7,945,000	8,975,467
Series A, 5.00%, 3/01/33	5,000,000	5,214,900
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,		
3/01/27	3,300,000	3,508,263
3/01/28	3,000,000	3,166,440
3/01/29	3,000,000	3,143,760
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,227,640
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex, AMBAC Insured, 5.00%,		
12/01/28	2,400,000	2,571,528
12/01/29	26,925,000	28,763,170
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25	1,050,000	1,084,073
Joplin IDA Health Facilities Revenue, Freeman Health System Project,		
5.125%, 2/15/26	6,000,000	6,234,840
5.00%, 2/15/28	1,150,000	1,180,142
5.50%, 2/15/29	2,000,000	2,051,560
5.50%, 2/15/31	2,055,000	2,125,898
5.75%, 2/15/35	2,500,000	2,543,550

Semiannual Report | 123

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri (continued)		
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,		
3/01/32	$ 1,250,000	$ 1,314,600
3/01/33	2,175,000	2,275,333
Kansas City GO, Refunding and Improvement, Series A, 4.50%,		
2/01/26	14,320,000	15,225,883
2/01/30	1,615,000	1,638,660
Kansas City IDAR,		
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,186,300
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	12,359,280
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	2,907,030
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,746,246
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	8,250,000	7,733,715
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,055,650
Kansas City Sanitary Sewer System Revenue,		
Improvement and Refunding, 5.00%, 1/01/37	29,210,000	30,000,715
Series A, 5.25%, 1/01/34	9,500,000	9,993,905
Kansas City Special Obligation Revenue, Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,641,700
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	6,755,133
Kansas City Water Revenue,		
Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	13,756,488
Series A, 4.50%, 12/01/32	1,450,000	1,456,859
Series A, 4.50%, 12/01/36	5,155,000	5,059,890
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,325,209
Metropolitan St. Louis Sewer District Wastewater System Revenue,		
Refunding, Series B, 5.00%, 5/01/30	6,400,000	6,777,536
Refunding, Series B, 5.00%, 5/01/31	5,135,000	5,411,212
Refunding, Series B, 5.00%, 5/01/32	4,000,000	4,191,520
Refunding, Series B, 5.00%, 5/01/34	3,000,000	3,121,650
Series A, 5.00%, 5/01/30	4,510,000	4,809,780
Series A, 5.75%, 5/01/38	2,000,000	2,165,200
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/34	24,730,000	25,503,802
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,133,402
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	28,956,498
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	16,261,402
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,261,960
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	34,678,370
Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,674,567
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,		
1/01/32	3,600,000	3,502,908
1/01/37	3,400,000	3,167,474
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,202,088
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	7,370,000	7,549,607

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri (continued)		
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric Systems Project, Refunding and Improvement, Series F, 4.00%, 6/01/37	$ 3,000,000	$ 2,358,390
Missouri State Development Finance Board Revenue,		
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	6,510,700
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	4,411,200
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,080,550
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund,		
Series A, 6.55%, 7/01/14	10,000	10,043
Series A, 5.75%, 1/01/16	55,000	55,179
Series B, 5.80%, 1/01/15	40,000	40,142
Series B, 7.20%, 7/01/16	70,000	70,293
Series B, AGMC Insured, 6.05%, 7/01/16	220,000	220,763
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs,		
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,036,625
Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,773,049
Refunding, Series A, 5.00%, 1/01/24	2,000,000	2,279,920
Refunding, Series B, 5.50%, 7/01/21	60,000	60,157
Series A, 5.75%, 1/01/29	2,500,000	2,763,175
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
A.T. Still University Health Sciences, 5.00%, 10/01/26	3,095,000	3,213,539
A.T. Still University Health Sciences, 5.25%, 10/01/31	1,200,000	1,201,512
A.T. Still University Health Sciences, 5.25%, 10/01/41	4,500,000	4,460,625
Lake Regional Health Systems, Refunding, 5.00%, 2/15/26	1,105,000	1,134,050
Lake Regional Health Systems, Refunding, 5.00%, 2/15/34	7,000,000	6,756,470
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	17,881,610
The Washington University, Series A, 5.00%, 11/15/41	6,000,000	6,153,660
The Washington University, Series B, 5.00%, 11/15/37	14,000,000	14,387,380
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	6,897,310
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,		
CoxHealth, 5.50%, 11/15/39	14,325,000	14,615,224
Improvement, Jefferson Memorial Hospital, Radian Insured, Pre-Refunded, 5.25%, 8/15/28	4,900,000	5,129,516
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,126,520
Lake Regional Health Systems Project, Pre-Refunded, 5.60%, 2/15/25	1,250,000	1,279,575
Lake Regional Health Systems Project, Pre-Refunded, 5.70%, 2/15/34	2,750,000	2,816,275
Series A, 5.00%, 11/15/38	11,680,000	10,859,363
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	16,407,269
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	6,937,000
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,242,450
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,322,300
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	6,941,747
Missouri State Health and Educational Facilities Authority Revenue,		
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	9,672,615
Lutheran Senior Services, 5.75%, 2/01/31	1,900,000	1,937,715
Lutheran Senior Services, 6.00%, 2/01/41	4,250,000	4,359,395
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,443,543

Semiannual Report | 125

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri (continued)		
Missouri State Health and Educational Facilities Authority Revenue, (continued)		
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	$ 8,985,000	$ 8,708,532
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,505,580
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,513,767
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,475,004
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,709,261
Missouri State Highways and Transit Commission State Road Revenue,		
5.00%, 5/01/20	6,875,000	7,905,081
5.00%, 5/01/21	5,000,000	5,658,100
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,596,252
Series A, 5.00%, 5/01/24	1,150,000	1,252,534
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,		
Series A-1, GNMA Secured, 4.75%, 9/01/32	645,000	657,261
Series C, GNMA Secured, 5.00%, 3/01/32	845,000	855,892
Series D, GNMA Secured, 4.70%, 3/01/35	2,650,000	2,604,235
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,057,891
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,		
5.00%, 11/15/20	1,000,000	1,003,210
5.00%, 11/15/21	1,000,000	1,003,110
5.00%, 11/15/22	1,000,000	1,003,050
5.00%, 11/15/28	1,965,000	1,968,950
5.125%, 11/15/33	2,755,000	2,758,747
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%, 3/01/27	6,610,000	6,869,046
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	4,750,350
Sikeston Electric Revenue, Refunding, 5.00%,		
6/01/19	11,925,000	13,054,775
6/01/20	12,525,000	13,604,279
6/01/21	13,130,000	14,222,941
6/01/22	12,570,000	13,565,544
Springfield Public Building Corp. Leasehold Revenue,		
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,651,376
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,087,800
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,028,230
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, AGMC Insured, 5.00%, 3/01/26	5,000,000	5,431,050
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,		
4/01/31	1,795,000	1,849,173
4/01/32	1,885,000	1,931,145
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,683,435
St. Louis Airport Revenue, Lambert-St. Louis International Airport,		
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	13,234,551
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,537,499

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Missouri (continued)		
St. Louis Airport Revenue, Lambert-St. Louis International Airport, (continued)		
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	$ 9,420,000	$ 9,679,615
Series A-1, 6.125%, 7/01/24	2,000,000	2,237,380
Series A-1, 6.625%, 7/01/34	5,000,000	5,413,450
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	2,634,609
St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,095,219
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	23,267,673
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,		
2/15/32	8,075,000	7,623,365
2/15/37	7,800,000	7,118,202
		1,033,905,077
U.S. Territories 12.7%		
Guam 0.8%		
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/23	5,095,000	5,626,153
10/01/26	2,250,000	2,381,085
10/01/30	1,505,000	1,513,669
		9,520,907
Puerto Rico 11.5%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A, 6.50%, 7/01/40	7,000,000	5,639,690
Refunding, Series A, 5.75%, 7/01/41	15,000,000	10,831,800
Series A, 6.00%, 7/01/38	6,250,000	4,757,813
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	9,500,000	10,777,750
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, Assured Guaranty, 5.50%, 7/01/26	3,410,000	3,312,065
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series AAA, 5.25%, 7/01/28	5,000,000	3,968,900
Series WW, 5.50%, 7/01/38	19,320,000	14,256,421
Series XX, 5.75%, 7/01/36	6,000,000	4,603,680
Series XX, 5.25%, 7/01/40	22,750,000	15,937,512
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	2,499,875
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	10,420,700
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Refunding, Series C, 5.375%, 8/01/36	6,900,000	5,959,185
Series A, 5.50%, 8/01/37	13,760,000	11,575,050
Series A, 6.375%, 8/01/39	10,000,000	9,602,100

Semiannual Report | 127

See Abbreviations on page 173.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

128 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 129

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

130 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 131

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.2%		
North Carolina 87.5%		
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$ 2,110,000	$ 2,181,656
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,		
4/01/27	1,500,000	1,540,980
4/01/28	1,750,000	1,797,810
Buncombe County COP, NATL Insured, 5.00%, 4/01/22	1,000,000	1,076,400
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,		
8/01/35	21,000,000	21,540,330
8/01/36	8,000,000	8,252,560
Cary Combined Enterprise System Revenue, Refunding, 5.00%,		
12/01/33	5,405,000	5,594,283
12/01/42	14,895,000	15,169,813
Charlotte Airport Revenue,		
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	3,990,599
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,591,367
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,520,338
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,057,060
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	12,000,000	11,999,160
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,121,150
Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,073,100
Charlotte COP,		
Refunding, Series C, 5.00%, 6/01/39	6,000,000	5,965,140
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,612,300
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,012,420
Charlotte GO, Refunding, Series A, 5.00%, 7/01/32	5,000,000	5,395,350
Charlotte Storm Water Fee Revenue, 5.00%, 6/01/35	10,000,000	10,548,700
Charlotte Water and Sewer System Revenue,		
5.00%, 7/01/38	11,775,000	12,155,686
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,409,500
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,		
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,137,400
Refunding, Series A, 5.00%, 1/15/39	15,000,000	14,314,950
Series A, 5.125%, 1/15/37	4,000,000	3,911,800
Series A, 5.25%, 1/15/42	10,000,000	10,053,900
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,371,825
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,089,200
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34	2,500,000	2,516,275
Dare County COP,		
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/29	5,295,000	5,481,331
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,157,060
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,133,600
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,163,520
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,220,120

132 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina (continued)		
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 11/01/33	$ 6,000,000	$ 6,234,180
Harnett County COP, Assured Guaranty, 5.00%,		
6/01/28	1,000,000	1,045,550
6/01/29	500,000	519,145
High Point Combined Enterprise System Revenue,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,256,750
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/31	11,000,000	11,605,110
Iredell County COP, Iredell County School Project, AGMC Insured,		
5.125%, 6/01/27	4,000,000	4,259,760
5.00%, 6/01/28	1,000,000	1,054,200
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,039,200
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	372,095
Monroe COP, Assured Guaranty, 5.50%,		
3/01/34	2,425,000	2,532,185
3/01/39	1,085,000	1,124,440
Nash Health Care System Health Care Facilities Revenue,		
5.00%, 11/01/41	5,000,000	4,767,450
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,253,892
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured,		
5.00%, 10/01/27	3,500,000	3,590,090
5.125%, 10/01/31	8,385,000	8,438,999
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University, 5.00%, 1/01/38	27,000,000	27,837,000
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,546,660
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,588,100
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,356,455
Series C, 6.75%, 1/01/24	3,500,000	4,042,255
North Carolina Medical Care Commission Health Care Facilities Revenue,		
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,504,000
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,612,060
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%, 1/01/33	10,805,000	9,981,227
Cape Fear Valley Health System, Refunding, Series A, 5.00%, 10/01/32	3,950,000	3,822,494
Duke University Health System, Series A, 5.00%, 6/01/42	38,650,000	37,839,123
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	12,028,863
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,034,050
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,166,089
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	18,829,000
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,118,600
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	495,000	495,609
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,464
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	10,910,100
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	9,785,000	9,614,643

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina (continued)		
North Carolina Medical Care Commission Health Care Facilities Revenue, (continued)		
Wake Forest Baptist Obligated Group, Refunding, Series B, 5.00%, 12/01/33	$ 7,880,000	$ 7,635,562
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	9,005,000	8,596,173
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	1,500,000	1,586,610
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/38	6,000,000	6,346,440
WakeMed Project, Series A, Assured Guaranty, Pre-Refunded, 5.875%, 10/01/38	2,515,000	2,666,956
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	4,932,450
North Carolina Medical Care Commission Revenue,		
Betsy Johnson Regional Hospital Project, AGMC Insured, Pre-Refunded, 5.125%, 10/01/32	4,500,000	4,516,020
Rowan Regional Medical Center Project, AGMC Insured, Pre-Refunded, 5.00%, 9/01/33	21,720,000	22,742,795
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,		
Series A, 5.00%, 1/01/26	2,500,000	2,627,200
Series A, 5.00%, 1/01/30	4,670,000	4,759,197
Series B, 5.00%, 1/01/21	5,000,000	5,614,650
North Carolina State Capital Facilities Finance Agency Revenue,		
Davidson College, 5.00%, 3/01/40	4,000,000	3,994,160
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,302,376
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,465,243
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	21,287,400
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,145,200
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,756,341
Methodist University, 5.00%, 3/01/34	2,000,000	1,918,300
North Carolina State Capital Improvement Limited Obligation Revenue,		
Series A, 5.00%, 5/01/28	5,000,000	5,399,700
Series C, 5.00%, 5/01/29	10,000,000	10,558,800
North Carolina State GO,		
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,596,900
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	26,931,120
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,092,895
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,847,750
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, 5.00%, 5/01/22	6,595,000	7,162,566
North Carolina State Medical Care Commission Hospital Revenue,		
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,770,000	1,869,155
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,634,130
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	14,040,000	14,038,877
Southeastern Regional Medical Center, Refunding, 5.00%, 6/01/32	1,645,000	1,631,050
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,309,120
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	6,565,000	6,744,159
North Carolina State University at Raleigh Revenue, General, Refunding, Series A, 5.00%,		
10/01/37	10,000,000	10,319,200
10/01/42	13,600,000	13,967,880

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina (continued)		
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,		
5.50%, 1/01/29	$ 6,400,000	$ 6,827,264
5.75%, 1/01/39	12,120,000	12,858,472
Northern Hospital District of Surry County Health Care Facilities Revenue,		
6.00%, 10/01/28	1,000,000	1,021,540
6.25%, 10/01/38	2,000,000	2,050,880
Oak Island Enterprise System Revenue,		
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,657,179
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,072,430
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,113,850
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,		
4/01/31	5,675,000	5,692,422
10/01/34	6,000,000	5,999,760
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,657,950
Pasquotank County COP, NATL Insured, Pre-Refunded, 5.00%, 6/01/25	1,400,000	1,449,088
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	2,500,000	2,568,300
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,033,310
Raleigh Combined Enterprise System Revenue,		
5.00%, 3/01/40	11,915,000	12,290,203
Pre-Refunded, 5.00%, 3/01/31	10,360,000	10,604,392
Refunding, Series A, 5.00%, 3/01/43	18,160,000	18,798,142
Series A, 5.00%, 3/01/36	3,365,000	3,532,678
Series A, Pre-Refunded, 5.00%, 3/01/36	2,635,000	2,923,770
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,308,126
Raleigh-Durham Airport Authority Airport Revenue,		
Refunding, Series A, 5.00%, 5/01/36	10,785,000	10,936,637
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,443,697
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	9,622,192
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,573,500
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,		
5.00%, 12/01/31	9,000,000	9,729,720
Pre-Refunded, 5.00%, 12/01/28	1,000,000	1,011,550
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,046,294
University of North Carolina at Charlotte Revenue, General,		
Series A, 5.00%, 4/01/37	12,995,000	13,129,888
Series A, 5.00%, 4/01/41	18,000,000	18,491,760
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,131,250
University of North Carolina at Greensboro Revenue, General,		
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,062,400
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,031,830

Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
North Carolina (continued)		
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	$ 5,000,000	$ 5,090,350
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,714,398
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,795,106
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	1,965,594
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,508,559
University of North Carolina System Pool Revenue,		
2012, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,797,463
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,180,850
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,023,760
Series C, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	750,000	770,490
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	10,000,000	11,562,700
Wake County Revenue, Limited Obligation, 5.00%,		
1/01/33	10,820,000	11,637,451
6/01/36	5,000,000	5,285,350
1/01/37	12,000,000	12,746,520
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,024,750
Wilkes County COP, NATL Insured, 5.00%,		
6/01/31	4,295,000	4,423,120
6/01/36	6,085,000	6,212,481
Wilmington COP,		
AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,047,090
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,560,260
Series A, 5.00%, 6/01/33	6,000,000	5,888,820
Series A, 5.00%, 6/01/38	7,625,000	7,392,819
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,057,840
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,720,577
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,062,190
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,246,000
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,067,487
		1,114,245,395
U.S. Territories 10.7%		
Puerto Rico 10.2%		
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,339,850
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	1,563,702
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
Series A, 5.50%, 7/01/32	5,000,000	3,723,450
Series A, 5.75%, 7/01/41	5,000,000	3,610,600
Series B, 6.00%, 7/01/39	10,000,000	7,566,900
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series A, NATL Insured, 5.00%, 7/01/38	20,000	13,441

136 | Semiannual Report

See Abbreviations on page 173.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 137

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 139

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

140 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%		
Virginia 79.6%		
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$ 1,245,000	$ 1,418,217
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,		
7/01/31	2,000,000	2,051,500
7/01/38	5,895,000	5,962,498
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,001,320
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,489,600
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,		
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,153,408
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	7,656,560
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,370,950
Dinwiddie County IDA Lease Revenue, Series B, NATL Insured, Pre-Refunded, 5.00%, 2/15/30	1,410,000	1,439,920
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,		
4/01/36	10,000,000	10,122,500
4/01/37	3,520,000	3,557,171
Fairfax County IDAR, Health Care, Inova Health System Project,		
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,725,960
Series A, 5.50%, 5/15/35	10,000,000	10,646,500
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%,		
4/01/29	5,115,000	5,254,741
4/01/35	6,000,000	6,163,920
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,139,980
Hampton Roads Sanitation District Wastewater Revenue,		
5.00%, 4/01/33	10,000,000	10,481,900
5.00%, 11/01/34	3,000,000	3,130,470
Refunding, 5.00%, 4/01/38	16,000,000	16,506,880
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,		
8/15/42	8,095,000	7,973,008
8/15/46	15,000,000	14,644,500
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	6,873,020
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	4,909,461
Isle Wight County GO, Public Improvement, Refunding, 5.00%,		
7/01/37	3,000,000	3,139,200
7/01/43	6,000,000	6,238,260
King George County IDA Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32	3,595,000	3,678,907
Lexington IDA Educational Facilities Revenue,		
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,142,700
Washington and Lee University, 5.00%, 1/01/43	10,000,000	10,169,500
Loudoun County Sanitation Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 1/01/33	15,060,000	15,993,269
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	6,325,570
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,011,420

Semiannual Report | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Virginia (continued)		
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36	$ 5,000,000	$ 4,548,750
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,717,490
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,473,142
Norfolk GO, Capital Improvement, Refunding, Series C, 5.00%, 10/01/42	5,000,000	5,113,650
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,600,000	2,813,928
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,506,686
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,224,676
Portsmouth GO,		
Public Improvement, Refunding, Series A, 5.00%, 2/01/28	3,690,000	3,979,739
Public Improvement, Refunding, Series A, 5.00%, 2/01/34	4,555,000	4,731,461
Public Utility, Refunding, Series A, 5.00%, 7/15/25	4,170,000	4,626,073
Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	10,229,400
Prince William County GO, Public Improvement, Refunding, Series A, 5.00%, 8/01/27	1,025,000	1,162,822
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	9,503,300
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,141,664
Prince William County Service Authority Water and Sewer System Revenue,		
Pre-Refunded, 5.00%, 7/01/32	1,255,000	1,357,069
Refunding, 5.00%, 7/01/32	495,000	524,358
Richmond GO, Public Improvement, Series A, 5.00%, 3/01/32	1,700,000	1,767,932
Richmond Public Utility Revenue,		
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,720,780
Refunding, Series A, 5.00%, 1/15/35	11,495,000	11,965,375
Refunding, Series A, 5.00%, 1/15/43	10,000,000	10,224,500
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,		
7/01/28	7,000,000	7,148,330
7/01/32	22,000,000	22,165,880
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,254,500
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	10,632,515
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,		
AGMC Insured, 5.00%, 7/01/38	3,950,000	3,787,141
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	58,581
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,270,676
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,		
Series A, NATL Insured, 5.25%, 8/01/31	3,890,000	3,940,959
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	1,110,000	1,251,236
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,395,935
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,879,090
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	3,951,885
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	4,708,550

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Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Virginia (continued)		
Suffolk GO, Refunding, 5.00%,		
2/01/41	$10,000,000	$ 10,229,300
6/01/42	12,560,000	12,850,262
University of Virginia Revenue, General,		
5.00%, 6/01/37	2,780,000	2,922,225
Pre-Refunded, 5.00%, 6/01/37	6,155,000	6,632,751
Refunding, 5.00%, 9/01/31	1,275,000	1,361,445
Refunding, 5.00%, 6/01/40	17,750,000	18,453,787
Refunding, Series A, 5.00%, 6/01/43	15,000,000	15,645,300
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,006,797
Virginia College Building Authority Educational Facilities Revenue,		
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,044,041
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,181,020
Public Higher Education Financing Program, Series A, 5.00%, 9/01/27	1,000,000	1,073,460
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,200,796
Virginia Commonwealth Transportation Board Transportation Revenue, Capital Projects, 5.00%, 5/15/34	5,000,000	5,180,500
Virginia Port Authority Port Facilities Revenue,		
NATL Insured, 4.75%, 7/01/28	1,500,000	1,516,035
Refunding, 5.00%, 7/01/40	6,000,000	6,069,060
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	22,595,890
Virginia State HDA Commonwealth Mortgage Revenue,		
Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	8,212,275
Series E, 6.375%, 1/01/36	7,920,000	8,322,019
Virginia State HDA Revenue, Rental Housing,		
Series B, 5.625%, 6/01/39	7,240,000	7,565,438
Series B, 5.00%, 6/01/45	3,050,000	3,049,756
Series E, 5.00%, 10/01/44	6,540,000	6,478,589
Series F, 5.05%, 12/01/44	12,125,000	12,148,037
Series F, 5.00%, 4/01/45	2,125,000	2,114,885
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	10,430,500
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	6,084,350
Virginia State Resources Authority Infrastructure Revenue,		
Senior Series, Pre-Refunded, 5.00%, 11/01/33	2,745,000	2,765,725
St. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	9,708,203
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/31	5,000,000	5,270,950
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/36	4,915,000	5,157,211
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,685,984
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,631,227
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	2,255,000	2,271,714
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/42	13,000,000	13,345,150
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/42	4,480,000	4,590,925
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,505,407
		637,451,897

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Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia 7.2%		
Metropolitan Washington D.C. Airports Authority Airport System Revenue,		
Refunding, Series A, 5.00%, 10/01/35	$12,000,000	$ 12,403,680
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,059,000
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,163,530
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,713,805
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/25	1,000,000	1,003,290
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,		
5.00%, 10/01/39	10,000,000	9,856,300
5.25%, 10/01/44	12,000,000	12,067,560
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,096,660
		57,363,825
U.S. Territories 9.0%		
Puerto Rico 9.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	1,100,000	819,082
Assured Guaranty, 5.00%, 7/01/28	6,000,000	5,363,400
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,783,450
Series A, 6.00%, 7/01/38	5,000,000	3,806,250
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	4,500,000	5,105,250
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series G, 5.00%, 7/01/33	1,685,000	1,162,195
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,248,580
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,082,860
Series WW, 5.50%, 7/01/38	6,700,000	4,943,997
Series XX, 5.25%, 7/01/40	8,400,000	5,884,620
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%, 8/01/27	2,530,000	2,364,564
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series Q, 5.625%, 7/01/39	5,000,000	3,564,950
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 5.375%, 8/01/39	6,000,000	4,902,240
Series A, 6.00%, 8/01/42	20,000,000	17,817,800
Series C, 5.50%, 8/01/40	10,000,000	8,276,300
		72,125,538
Total Municipal Bonds (Cost $779,899,552) 95.8%		766,941,260
Other Assets, less Liabilities 4.2%		33,631,219
Net Assets 100.0%		$800,572,479

See Abbreviations on page 173.

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Franklin Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities

August 31, 2013 (unaudited)

	Franklin Alabama Tax-Free Income Fund	Franklin Florida Tax-Free Income Fund	Franklin Georgia Tax-Free Income Fund
Assets:			
Investments in securities:			
Cost	$281,916,573	$925,134,323	$535,331,312
Value	$275,625,056	$899,297,948	$526,121,052
Cash	1,656,002	3,845,301	2,841,998
Receivables:			
Investment securities sold	—	—	5,204,517
Capital shares sold	105,403	198,234	1,511,708
Interest	3,819,217	12,370,258	6,212,021
Other assets	63	224	122
Total assets	281,205,741	915,711,965	541,891,418
Liabilities:			
Payables:			
Capital shares redeemed	653,111	2,713,829	3,625,482
Management fees	125,744	362,397	222,337
Distribution fees	51,023	129,260	107,255
Transfer agent fees	17,372	72,291	41,387
Distributions to shareholders	142,814	804,993	256,142
Accrued expenses and other liabilities	26,354	66,934	35,006
Total liabilities	1,016,418	4,149,704	4,287,609
Net assets, at value	$280,189,323	$911,562,261	$537,603,809
Net assets consist of:			
Paid-in capital	$288,301,734	$942,791,668	$553,357,278
Undistributed net investment income	322,747	2,555,851	708,620
Net unrealized appreciation (depreciation)	(6,291,517)	(25,836,375)	(9,210,260)
Accumulated net realized gain (loss)	(2,143,641)	(7,948,883)	(7,251,829)
Net assets, at value	$280,189,323	$911,562,261	$537,603,809
Class A:			
Net assets, at value	$225,067,909	$810,525,992	$415,162,330
Shares outstanding	20,734,684	75,799,504	35,924,936
Net asset value per share[a]	$10.85	$10.69	$11.56
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.33	$11.16	$12.07
Class C:			
Net assets, at value	$ 55,121,414	$101,036,269	$122,441,479
Shares outstanding	5,021,542	9,283,585	10,462,813
Net asset value and maximum offering price per share[a]	$10.98	$10.88	$11.70

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Franklin Tax-Free Trust

Financial Statements (continued)

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148 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

August 31, 2013 (unaudited)

	Franklin Missouri Tax-Free Income Fund	Franklin North Carolina Tax-Free Income Fund	Franklin Virginia Tax-Free Income Fund
Class A:			
Net assets, at value	$ 952,471,834	$ 939,179,351	$634,910,659
Shares outstanding	82,206,852	80,317,246	57,170,388
Net asset value per share[a]	$11.59	$11.69	$11.11
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.10	$12.21	$11.60
Class C:			
Net assets, at value	$ 183,671,706	$ 261,141,552	$132,776,080
Shares outstanding	15,718,191	22,026,813	11,789,911
Net asset value and maximum offering price per share[a]	$11.69	$11.86	$11.26
Advisor Class:			
Net assets, at value	$ 70,512,498	$ 72,905,044	$ 32,885,740
Shares outstanding	6,082,421	6,235,105	2,960,898
Net asset value and maximum offering price per share	$11.59	$11.69	$11.11

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Effective March 01, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily;

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security included as an expense of the fund, or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Alabama Tax-Free Income Fund		Franklin Florida Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	324,467	$ 3,833,365	420,677	$ 5,023,405
Shares issued in reinvestment of distributions	59,648	691,683	145,630	1,690,056
Shares redeemed	(818,861)	(9,415,867)	(2,176,115)	(25,137,298)
Net increase (decrease)	(434,746)	$ (4,890,819)	(1,609,808)	$ (18,423,837)
Year ended February 28, 2013				
Shares sold	1,326,641	$ 15,913,007	2,357,200	$ 28,692,902
Shares issued in reinvestment of distributions	111,614	1,339,069	316,022	3,841,789
Shares redeemed	(575,000)	(6,892,356)	(1,417,401)	(17,267,287)
Net increase (decrease)	863,255	$ 10,359,720	1,255,821	$ 15,267,404

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

	Franklin Georgia Tax-Free Income Fund		Franklin Kentucky Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	3,376,198	$ 41,667,975	1,053,338	$ 12,223,690
Shares issued in reinvestment of distributions	584,937	7,182,259	291,181	3,322,320
Shares redeemed	(6,937,118)	(84,306,795)	(2,726,728)	(30,822,841)
Net increase (decrease)	(2,975,983)	$ (35,456,561)	(1,382,209)	$(15,276,831)
Year ended February 28, 2013				
Shares sold	8,526,507	$108,495,130	3,632,919	$ 42,879,716
Shares issued in reinvestment of distributions	1,066,519	13,562,073	536,022	6,325,432
Shares redeemed	(4,737,286)	(60,228,667)	(2,098,607)	(24,804,452)
Net increase (decrease)	4,855,740	$ 61,828,536	2,070,334	$ 24,400,696
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	801,332	$ 10,208,565		
Shares issued in reinvestment of distributions	152,253	1,894,585		
Shares redeemed	(2,868,137)	(35,291,491)		
Net increase (decrease)	(1,914,552)	$ (23,188,341)		
Year ended February 28, 2013				
Shares sold	3,117,612	$ 40,132,810		
Shares issued in reinvestment of distributions	277,416	3,571,219		
Shares redeemed	(1,259,291)	(16,214,272)		
Net increase (decrease)	2,135,737	$ 27,489,757

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Louisiana Tax-Free Income Fund		Franklin Maryland Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	1,886,403	$ 22,177,793	1,646,999	$ 19,403,898
Shares issued in reinvestment of distributions	570,389	6,597,183	595,153	6,840,829
Shares redeemed	(6,360,596)	(72,883,068)	(6,783,434)	(77,719,590)
Net increase (decrease)	(3,903,804)	$(44,108,092)	(4,541,282)	$(51,474,863)
Year ended February 28, 2013				
Shares sold	7,546,541	$ 90,543,306	6,658,559	$ 79,870,783
Shares issued in reinvestment of distributions	1,115,610	13,382,003	1,319,215	15,808,334
Shares redeemed	(5,030,280)	(60,281,060)	(5,760,002)	(69,030,304)
Net increase (decrease)	3,631,871	$ 43,644,249	2,217,772	$ 26,648,813
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	458,332	$ 5,480,059	543,155	$ 6,493,201
Shares issued in reinvestment of distributions	106,042	1,243,351	163,470	1,910,478
Shares redeemed	(1,914,321)	(22,189,650)	(2,048,120)	(23,774,296)
Net increase (decrease)	(1,349,947)	$(15,466,240)	(1,341,495)	$(15,370,617)
Year ended February 28, 2013				
Shares sold	2,253,888	$ 27,402,094	2,849,115	$ 34,727,349
Shares issued in reinvestment of distributions	196,158	2,384,281	347,248	4,229,074
Shares redeemed	(720,807)	(8,761,698)	(1,514,123)	(18,449,180)
Net increase (decrease)	1,729,239	$ 21,024,677	1,682,240	$ 20,507,243
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold			786,068	$ 9,251,104
Shares issued in reinvestment of distributions			25,402	291,904
Shares redeemed			(605,087)	(6,848,015)
Net increase (decrease)			206,383	$ 2,694,993
Year ended February 28, 2013				
Shares sold			1,330,479	$ 15,947,149
Shares issued in reinvestment of distributions			34,003	408,366
Shares redeemed			(402,833)	(4,830,522)
Net increase (decrease)			961,649	$ 11,524,993

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Missouri Tax-Free Income Fund		Franklin North Carolina Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended August 31, 2013				
Shares sold	3,559,503	$ 44,500,911	3,675,865	$ 46,291,180
Shares issued in reinvestment of distributions	1,369,246	16,794,693	1,243,293	15,445,088
Shares redeemed	(13,792,165)	(167,823,125)	(14,789,965)	(182,793,235)
Net increase (decrease)	(8,863,416)	$(106,527,521)	(9,870,807)	$(121,056,967)
Year ended February 28, 2013				
Shares sold	17,026,414	$ 216,405,499	16,576,786	$ 214,155,442
Shares issued in reinvestment of distributions	2,673,289	34,004,155	2,564,087	33,112,517
Shares redeemed	(10,118,884)	(128,708,587)	(10,745,498)	(138,935,697)
Net increase (decrease)	9,580,819	$ 121,701,067	8,395,375	$ 108,332,262
Class C Shares:				
Six Months ended August 31, 2013				
Shares sold	1,355,585	$ 17,166,574	1,101,155	$ 14,171,145
Shares issued in reinvestment of distributions	217,056	2,684,338	277,819	3,498,217
Shares redeemed	(2,969,606)	(36,399,183)	(4,868,304)	(60,620,258)
Net increase (decrease)	(1,396,965)	$ (16,548,271)	(3,489,330)	$ (42,950,896)
Year ended February 28, 2013				
Shares sold	4,668,771	$ 59,846,753	6,222,978	$ 81,410,926
Shares issued in reinvestment of distributions	402,945	5,168,218	555,952	7,274,940
Shares redeemed	(1,682,537)	(21,585,431)	(2,890,825)	(37,822,535)
Net increase (decrease)	3,389,179	$ 43,429,540	3,888,105	$ 50,863,331
Advisor Class Shares:				
Six Months ended August 31, 2013				
Shares sold	613,510	$ 7,621,266	1,062,262	$ 13,403,806
Shares issued in reinvestment of distributions	78,008	957,262	90,956	1,129,767
Shares redeemed	(1,602,237)	(19,483,962)	(1,840,567)	(22,705,547)
Net increase (decrease)	(910,719)	$ (10,905,434)	(687,349)	$ (8,171,974)
Year ended February 28, 2013				
Shares sold	2,508,885	$ 31,910,010	2,883,237	$ 37,258,202
Shares issued in reinvestment of distributions	155,160	1,975,410	159,044	2,055,142
Shares redeemed	(1,013,801)	(12,935,150)	(1,079,064)	(13,984,310)
Net increase (decrease)	1,650,244	$ 20,950,270	1,963,217	$ 25,329,034

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Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Virginia Tax-Free Income Fund	
	Shares	Amount
Class A Shares:		
Six Months ended August 31, 2013		
Shares sold	2,585,047	$ 30,935,183
Shares issued in reinvestment of distributions	897,554	10,543,685
Shares redeemed	(9,916,290)	(115,872,450)
Net increase (decrease)	(6,433,689)	$ (74,393,582)
Year ended February 28, 2013		
Shares sold	10,167,337	$ 124,228,580
Shares issued in reinvestment of distributions	1,889,654	23,083,370
Shares redeemed	(6,764,788)	(82,634,153)
Net increase (decrease)	5,292,203	$ 64,677,797
Class C Shares:		
Six Months ended August 31, 2013		
Shares sold	572,898	$ 6,944,495
Shares issued in reinvestment of distributions	161,851	1,928,445
Shares redeemed	(2,789,874)	(32,876,304)
Net increase (decrease)	(2,055,125)	$ (24,003,364)
Year ended February 28, 2013		
Shares sold	3,323,187	$ 41,155,790
Shares issued in reinvestment of distributions	338,905	4,196,243
Shares redeemed	(1,497,651)	(18,567,226)
Net increase (decrease)	2,164,441	$ 26,784,807
Advisor Class Shares:		
Six Months ended August 31, 2013		
Shares sold	346,129	$ 4,120,043
Shares issued in reinvestment of distributions	42,895	504,250
Shares redeemed	(822,346)	(9,559,553)
Net increase (decrease)	(433,322)	$ (4,935,260)
Year ended February 28, 2013		
Shares sold	1,298,876	$ 15,865,866
Shares issued in reinvestment of distributions	79,523	972,119
Shares redeemed	(476,273)	(5,833,993)
Net increase (decrease)	902,126	$ 11,003,992

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31 for each fund.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At February 28, 2013, the Franklin Alabama Tax-Free Income Fund and Franklin Maryland Tax-Free Income Fund deferred post-October capital losses of $120,426 and $104,139, respectively.

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2013, were as follows:

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2013, the Funds did not use the Global Credit Facility.

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Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Notes to Financial Statements (unaudited) (continued)

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 28, 2013

By  /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 28, 2013